Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in deferred income
Amortization of deferred revenue	$ (9,500)
Current portion	12,026	$ 11,165
Noncurrent portion	3,851	3,445
Extended Warranty
Movement in deferred income
Beginning Balance	533	566
Revenue deferred for new extended warranty contracts	198	220
Amortization of deferred revenue	(253)	(240)
Other	(2)	(13)
Ending Balance	477	533
Current portion	227	271
Noncurrent portion	$ 250	$ 262